MEMBER MANAGEMENT FEES PAYABLE	12 Months Ended
Dec. 31, 2019
Member Management Fee Payable [Abstract]
MEMBER MANAGEMENT FEES PAYABLE
14. MEMBER MANAGEMENT FEES PAYABLE

	As of December 31,
	2018	2019
	RMB	RMB
Member management fees payable	108,384	78,355
The Group engages third party vendors to provide management service in the member’s community, including organizing product launch events, collecting members or Yunji App users’ feedbacks, etc. Member management fees payable represents the Group’s unpaid balance of such service fees to the third party vendors. For the years ended December 31, 2017, 2018 and 2019, member management fees were RMB 631,151, RMB 834,576 and RMB 876,769, presented in Sales and marketing expenses in the Consolidation Statements of Comprehensive Loss.